Average Annual Total Returns - FidelityBalancedFund-RetailPRO - FidelityBalancedFund-RetailPRO - Fidelity Balanced Fund	Oct. 30, 2023
Fidelity Balanced Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(18.19%)
Past 5 years	7.18%
Past 10 years	8.94%
Fidelity Balanced Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(19.79%)
Past 5 years	5.02%
Past 10 years	6.80%
Fidelity Balanced Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.84%)
Past 5 years	5.25%
Past 10 years	6.66%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F0408
Average Annual Return:
Past 1 year	(15.79%)
Past 5 years	5.96%
Past 10 years	8.08%